Employee benefits liabilities - narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) year	Dec. 31, 2019 USD ($) year	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of defined benefit plans [line items]
Defined benefit plan cost	€ 1,508		€ 1,518	€ 1,472
Gains (losses) arising from settlements			92
Net defined benefit liability (asset)	7,395		6,996
Obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	28,106		25,802
Pension benefits
Disclosure of defined benefit plans [line items]
Discretionary credit balance	2,100
Employer contributions	48		756
Estimate of contributions expected to be paid to plan for next annual reporting period	970
Payments in respect of settlements	0		0
Gains (losses) arising from settlements			(12)	(1)
Payments from plan, net defined benefit liability (asset)	14		12
Net defined benefit liability (asset)	€ 4,313		€ 3,961	4,324
Discount rate	3.30%		4.30%
Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Employer contributions	€ 0		€ 0
Payments in respect of settlements	394		1,187
Payments from plan, net defined benefit liability (asset)	1,520		1,568
Net defined benefit liability (asset)	25,024		22,767	25,528
Health care and life insurance plans | Obligation
Disclosure of defined benefit plans [line items]
Payments from plan, net defined benefit liability (asset)	135		128
Net defined benefit liability (asset)	€ 2,289		€ 2,216	2,279
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Discount rate	0.60%		1.40%
Other post-employment benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments from plan, net defined benefit liability (asset)	€ 90		€ 50
Net defined benefit liability (asset)	793		819	987
United States And Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Employer contributions	48		€ 724	124
Estimate of contributions expected to be paid to plan for next annual reporting period	940
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period	895
Estimate of minimum funding contributions expected to be paid to plan in next annual reporting period	€ 45
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	11	11
Discount rate	3.30%		4.40%
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	12	12
Health care cost trend rate assumed for next annual reporting period	5.30%		6.40%
Defined Benefit Plan Health Car Cost Trend Rate Assumed, Future Years	3.90%
Weighted average ultimate healthcare cost trend rate	4.40%		4.40%
Discount rate	3.40%		4.40%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	13	13
Discount rate	3.10%		3.80%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	17	17
Health care cost trend rate assumed for next annual reporting period	4.40%		4.40%
Weighted average ultimate healthcare cost trend rate	4.00%		4.00%
Discount rate	3.10%		3.80%
Japan | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	17	17
Discount rate	2.00%		2.80%
United States [Member] | Pension benefits
Disclosure of defined benefit plans [line items]
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period	€ 670	$ 800
Italy | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	8	8
Italy | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 584
Italy | Other post-employment benefits | Obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)			€ 664
North America | Obligation
Disclosure of defined benefit plans [line items]
Refund of excess assets from settlement of supplemental retirement benefit plan			22
North America | Pension benefits
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements			(78)
Annuity buyout [Member] | Pension benefits
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements	(6)
Annuity buyout [Member] | Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments in respect of settlements	325		€ 841	€ 563
Terminated vested [Member] | Pension benefits
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements	20
Terminated vested [Member] | Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments in respect of settlements	€ 69